ACCRUED EXPENSES AND OTHER PAYABLES (Tables)	6 Months Ended
Jun. 30, 2015
Payables and Accruals [Abstract]
Schedule of Accounts Payable and Accrued Liabilities [Table Text Block]
Deposit from customers	$16,357
Salary payable	13,414
Others	756
Total	$30,527